Offerings	Oct. 19, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share, of Acuity Inc.
Fee Rate	0.0087%
Offering Note	An indeterminate aggregate initial offering price and amount of the securities of each identified class are being registered as may from time to time be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $.01 per share, of Acuity Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Acuity Brands Lighting, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Acuity Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of the Debt Securities of Acuity Brands Lighting, Inc.
Fee Rate	0.0087%
Offering Note	Acuity Inc. and ABL IP Holding LLC may guarantee the debt securities issued by Acuity Brands Lighting, Inc. pursuant to this registration statement. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no additional fee is payable with respect to such guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of the Debt Securities of Acuity Inc.
Fee Rate	0.0087%
Offering Note	Acuity Brands Lighting, Inc., Acuity Intelligent Spaces Inc., QSC, LLC and ABL IP Holding LLC may guarantee the debt securities issued by Acuity Inc. pursuant to this registration statement. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no additional fee is payable with respect to such guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of Acuity Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.